Commitments and Contingencies (Details Narrative) (10-K)							3 Months Ended		12 Months Ended
	Mar. 11, 2021 USD ($)	Feb. 16, 2021 USD ($)	Nov. 18, 2020 USD ($)	Sep. 17, 2020 USD ($) a	Aug. 28, 2020 USD ($)	Jun. 15, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Nonrefundable earnest money									$ 896,300	$ 73,200
Payment to acquire property, pland and equipment							$ 149,100	$ 5,200	408,000	$ 402,800
Sale Agreement [Member] | National Public Builder [Member]
Amount received from sale of finished lots			$ 7,000,000
Nonrefundable earnest money									$ 875,000
Payment to acquire property, pland and equipment	$ 8,910,000	$ 7,920,000
Purchase and Sale Agreement [Member] | Auburn, California [Member]
Payment to acquire property, pland and equipment			$ 4,900,000
Purchase and Sale Agreement [Member] | Port Orchard, Washington [Member]
Area of land | a				10
Payment to acquire property, pland and equipment				$ 1,440,000
Purchase and Sale Agreement [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment					$ 1,500,000
Purchase and Sale Agreement [Member] | East Bremerton, Washington [Member]
Payment to acquire property, pland and equipment						$ 2,040,000
Purchase and Sale Agreement [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment					$ 1,400,000